Offerings - Offering: 1	Sep. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0005 par value
Amount Registered | shares	11,742,854
Proposed Maximum Offering Price per Unit	1.93
Maximum Aggregate Offering Price	$ 22,663,708.22
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,469.81
Offering Note	(1) Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended (the "Securities Act"), by averaging the high and low sales prices of Fluent, Inc.'s (the "Registrant's") common stock, par value $0.0005 per share ("Common Stock"), as reported on The Nasdaq Capital Market on September 9, 2025, which date is within five business days prior to the filing of this Registration Statement. (2) Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover an indeterminate number of additional shares of Common Stock of the Registrant as may from time to time become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction that increases the number of outstanding shares of Common Stock. (3) Represents the resale of (i) 5,114,285 shares of Common Stock; (ii) 757,142 shares of Common Stock issuable upon the exercise of the pre-funded warrants; and (iii) 5,871,427 shares of Common Stock issuable upon the exercise of the warrants.